PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 2,455
Depreciation	713	$ 842	$ 759
Balance on end of year	1,804	2,455
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	21,571	20,814
Additions	712	798
Deductions	(1,068)	(41)
Balance on end of year	21,215	21,571	20,814
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,994	4,655
Additions	439	380
Deductions	(1)	(41)
Balance on end of year	5,432	4,994	4,655
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,219	2,040
Additions	112	179
Deductions	(4)	0
Balance on end of year	2,327	2,219	2,040
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	326	253
Additions	37	73
Deductions	(4)	0
Balance on end of year	359	326	253
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	14,032	13,866
Additions	124	166
Deductions	(1,059)	0
Balance on end of year	13,097	14,032	13,866
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(19,116)	(18,315)
Depreciation	713	842
Deductions	418	(41)
Balance on end of year	(19,411)	(19,116)	(18,315)
Depreciated cost on end of year	1,804	2,455
Accumulated depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(4,282)	(3,998)
Depreciation	284	325
Deductions	1	41
Balance on end of year	(4,565)	(4,282)	(3,998)
Depreciated cost on end of year	867	712
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(1,814)	(1,553)
Depreciation	247	261
Deductions	4	0
Balance on end of year	(2,057)	(1,814)	(1,553)
Depreciated cost on end of year	270	405
Accumulated depreciation [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(203)	(189)
Depreciation	18	14
Deductions	3	0
Balance on end of year	(218)	(203)	(189)
Depreciated cost on end of year	141	123
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(12,817)	(12,575)
Depreciation	164	242
Deductions	410	0
Balance on end of year	(12,571)	(12,817)	$ (12,575)
Depreciated cost on end of year	$ 526	$ 1,215